Accounts Receivable, Net - Schedule of Changes of Allowance for Credit Loss for Accounts Receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Changes of Allowance for Credit Loss for Accounts Receivable [Abstract]
Beginning balance	$ 1,731,517	$ 1,522,739
Provision of allowance for expected credit loss	263,972	285,264
Exchange rate difference	86,953	(76,486)
Ending balance	$ 2,082,442	$ 1,731,517